Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [Line Items]
Net Book Value of Investment Properties

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2021
Cost	418	716	5,366	98	6,598
Less: Accumulated depreciation	—	(516)	(270)	(3)	(789)
Net book value	418	200	5,096	95	5,809

As of December 31, 2020
Cost	466	742	5,701	96	7,005
Less: Accumulated depreciation	—	(502)	(124)	(1)	(627)
Net book value	466	240	5,577	95	6,378

Reconciliation of Net Book Value of Investment Properties

A reconciliation of the net book value of investment properties was as follow:

	2021	2020
	US$’000	US$’000
Net book value at January 1	6,378	730
Addition	—	5,197
Depreciation (included in administrative expenses)	(196)	(144)
Transfer from property plant and equipment	—	7
Exchange difference	(373)	588
Net book value at December 31	5,809	6,378

Amount Recognized in Profit or Loss Arising from Investment Properties

17(b)The amount recognized in profit or loss arising from the investment properties

	2021	2020	2019
	US$’000	US$’000	US$’000
Rental income derived from investment properties	170	190	78
Direct operating expenses (including repairs and maintenance) generating rental income	(174)	(145)	(34)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(23)	—	—
Net profit (loss) arising from investment properties carried at cost	(27)	45	44

Investment Properties [Member]
Disclosure of detailed information about investment property [Line Items]
Fair Value of Assets

17(c)Measuring investment properties at fair value

The fair value of the investment properties are stated below:

	As of December 31,
	2021	2020
	US$’000	US$’000
Land not being used for operation	10,528	11,521
Office buildings for rent	2,444	2,060
Warehouse	5,658	5,701
Land leasehold right	173	96